Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Harbor AlphaEdge Next Generation REITs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor AlphaEdge™ Next Generation REITs ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that track, before fees and expenses, the performance of the Harbor AlphaEdgeTM Next Generation REITs Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. For the period from September 4, 2024 (commencement of operations) through October 31, 2024, the Fund’s portfolio turnover rate was 8%. Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing (or “passive”) investment approach designed to track the performance of the Index, which is constructed by Harbor Capital Advisors, Inc. (“Harbor Capital,” the “Advisor” or the “Index Provider”) in accordance with a proprietary, rules-based methodology. The Index consists of next generation (generally defined as non-traditional) real estate investment trusts (“REITs”) traded on U.S. exchanges that exhibit positive fundamental and price characteristics according to the Index Provider’s methodology. The Fund invests at least 80% of its total assets in securities that are included in the Index. A REIT is an entity dedicated to owning, and usually operating, income-producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. The Index construction process involves the following steps: ■The Index Provider identifies the universe of securities eligible to be included in the Index (the “Index Universe”). The Index Universe consists of all “next-generation” REITs within the largest 3000 securities listed on U.S. exchanges subject to certain constraints with respect to size, liquidity, price and sales. The Index Provider generally defines “next-generation” REITs as those within the following RBICS (Factset’s Revere Business Industry Classification System) sub-industry classifications: data center equity REITs, gaming equity REITs, healthcare and life sciences equity REITs, hotel and motel equity REITs, land equity REITs, manufactured homes equity REITs, self-storage equity REITs and tower equity REITs. As of December 31, 2024, the Index Universe consisted of 58 companies. ■The Index Provider then scores each company in the Index Universe based on its proprietary stock selection scoring model, which assesses companies across five individual factor composites: Capital Deployment, Momentum, Quality, Risk and Valuation. Each individual factor composite reflects a combination of various factors or metrics. The individual factor composites are combined to produce an overall stock selection score. The weighting of the individual factor composites to produce a security’s overall score is determined in accordance with the Index Provider’s “regime model,” which is used to determine the prevailing business cycle regime. The business cycle regime is used to identify the current environment for riskier assets by evaluating various economic conditions (e.g. growth, liquidity, inflation, sentiment). ■Based on the stock selection scores determined above, the Index Provider uses an optimization engine to maximize the expected information ratio relative to a market capitalization-weighted reference portfolio of non-traditional REITs. Portfolio optimization is the process of selecting and weighting an optimal portfolio from a set of possible portfolios in accordance with a set objective, in this case to maximize the information ratio relative to the reference portfolio, subject to certain constraints. The information ratio is a measure of risk-adjusted returns of a portfolio relative to a benchmark, with a higher information ratio indicating better risk-adjusted returns. The Index typically includes between 35 and 70 constituent REITs. At the time of reconstitution, the hotel and motel equity REITs sub-industry is capped at 15% of the Index. As of December 31 2024, the Index consisted of 37 securities. The Index has been created by Harbor Capital and is calculated, published and distributed by Solactive AG (“Solactive”). The Index is normally reconstituted and rebalanced monthly. The components of the Index, the number of components and the degree to which these components represent certain industries, or groups of industries may change over time. The Fund will concentrate its investments in a particular industry or group of industries from time to time to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index is concentrated in the group of industries comprising the real estate sector. The Fund uses an indexing investment approach to attempt to approximate, before fees and expenses, the investment performance of the Index. The Fund generally will use a replication strategy, which means that the Fund seeks to hold each security found in the Index in approximately the same proportion as represented in the Index itself. However, the Fund may under certain circumstances use a representative sampling strategy, which means the Fund would invest in a representative sample of securities with an investment profile, collectively, similar to that of the Index. The Fund does not take temporary defensive positions when markets decline or appear overvalued. The Fund may also invest in cash and cash equivalents, including shares of money market funds. The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and an additional index.Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and an additional index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Harbor AlphaEdge Next Generation REITs ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Harbor AlphaEdge Next Generation REITs ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Harbor AlphaEdge Next Generation REITs ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor AlphaEdge Next Generation REITs ETF | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Harbor AlphaEdge Next Generation REITs ETF | Real Estate Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Risk: Due to the composition of the Index, investors in the Fund are exposed to the risks of owning real estate directly and to the performance of real estate markets. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type or related real estate conditions.
Harbor AlphaEdge Next Generation REITs ETF | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk: In addition to the risks associated with investing in securities of real estate companies and companies related to the real estate industry, REITs are subject to certain additional risks. REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of a REIT will also rise and fall in response to the creditworthiness of the issuer. In particular, the value of these securities may be affected by changes in interest rates. In addition, REITs could possibly fail to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. Further, dividends paid by REITs are taxed as ordinary income and generally do not qualify for the preferential rate applicable to qualified dividend income. REITs may be more volatile and/or more illiquid than other types of securities.
Harbor AlphaEdge Next Generation REITs ETF | Index Tracking Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Risk: The Fund is not expected to track the performance of the Index at all times with perfect accuracy. The Fund’s return may not track the performance of the Index for a number of reasons. For example, tracking error may occur because of differences between the securities held in the Fund’s portfolio and the Index constituents, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, or differences in timing of the accrual of or the valuation of dividends or interest. Any transaction costs and market exposure arising from rebalancing the Fund’s portfolio to reflect changes in the composition of the Index will be borne directly by the Fund and its shareholders. The Fund may not be able to invest in certain Index constituents or may not be able to invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions, potential adverse tax consequences or other regulatory reasons. The risk that the Fund may not track the performance of the Index may be magnified during times of heightened market volatility or other unusual market conditions. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index.
Harbor AlphaEdge Next Generation REITs ETF | Index Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Strategy Risk: The Fund is managed to seek to track, before fees and expenses, the performance of the Index. Therefore, unless a specific security is removed from the Index because it no longer qualifies to be included in the Index, the Fund generally would not sell a security because the security’s issuer is in financial trouble. If a specific security is removed from the Index, it is possible that the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values, which could have a negative effect on the Fund’s performance. The Advisor will not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Thus, based on market and economic conditions, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more securities. Unusual market conditions or other unforeseen circumstances (such as natural disasters, pandemics, political unrest or war) may impact the Index Provider and could cause the Index Provider to change the rebalance schedule of the Index. This could cause the Index to vary from its normal or expected composition. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to reaching certain weighting constraints, unusual market conditions or corporate events or, for example, to correct an error in the selection of index constituents. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Index may increase the costs to and the tracking error risk of the Fund.
Harbor AlphaEdge Next Generation REITs ETF | Index Construction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Construction Risk: The Index Provider identifies companies for the Index based on a proprietary methodology. The theories and assumptions upon which the Index Provider bases the Index and/or the methodology used in evaluating companies for the Index may be unsound. The Index Provider and Solactive rely on third-party data they believe to be reliable in constructing the Index, but the providers of such data do not guarantee its accuracy, availability or timeliness. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Errors in the construction or calculation of the Index may occur from time to time and any such errors may not be immediately identified and corrected, which may have an adverse impact on the Fund and its shareholders. There is no guarantee that the construction methodology will accurately provide the intended exposure.
Harbor AlphaEdge Next Generation REITs ETF | Authorized Participant Concentration Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Harbor AlphaEdge Next Generation REITs ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. However, given that shares can only be purchased and redeemed in Creation Units to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Harbor AlphaEdge Next Generation REITs ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Harbor AlphaEdge Next Generation REITs ETF | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk: Concentration in a particular industry or group of industries or significant investment in a particular sector will subject the Fund to the risk that economic, political or other conditions that have a negative effect on that sector, industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
Harbor AlphaEdge Next Generation REITs ETF | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Harbor AlphaEdge Next Generation REITs ETF | New Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Harbor AlphaEdge Next Generation REITs ETF | NONE or SAME
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses,	rr_OtherExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	$ 160

[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.